BANK BORROWINGS	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
BANK BORROWINGS

NOTE－7 BANK BORROWINGS

Bank borrowings consisted of the following:

Bank indebtedness	Terms of repayments	Annual interest rate	As of December 31,
			2025	2024
			$’000	$’000

Term loans	2 to 10 years	2.00-3.75%	3,173	4,465
Overdraft	Within 12 months	4.0739%	114	12
Trust receipts	Within 12 months	1.65-7.25%	14,938	17,137
Revolving loan	Within 12 months	2.50%	702	664

Total			18,927	22,278

As of December 31, 2025 and 2024, bank borrowings were obtained from several financial institutions in Singapore, which bear annual interest at a fixed rate from approximately 1.65% to 7.25% and are repayable in 1 months to 10 years.

Interest related to the bank borrowings was approximately $1.3 million, $1.4 million and $1.1 million and for the financial years ended December 31, 2025, 2024 and 2023, respectively.

The Company’s bank borrowings are guaranteed under personal guarantees from the ultimate shareholders CE Neo, Jimmy Neo, Edward Neo and CK Neo and a corporate guarantee from Soon Aik Global Pte Ltd.

The Company’s subsidiaries had not met certain bank’ financial covenants as set out in the loan agreement, including requirements for the corporate guarantor to maintain a minimum tangible net worth ranging from S$3.5 million to S$11 million for different loans, and a consolidated gearing ratio of not more than 2.0 times (excluding property loan) and 3.0 times (including property loan). The loan became due on demand. The outstanding loan balances under their banking facilities has been classified as current liabilities in the accompanying consolidated balance sheet. The Board of Directors is of the opinion that the banks will continue to support the Company’s subsidiaries notwithstanding that the breach of bank loan covenants clauses which are technical in nature, as there are no bank loan repayment defaults by the Company’s subsidiaries for the respective outstanding loan balances of the banks till the date of this report. The banks had not requested early repayment of the bank loan as at the date of these financial statements were approved by the Board of Directors.